LOANS AND FINANCING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Non current Liabilities

Because of the confirmation, the borrowings and financing contracted by the Oi Group companies were novated and the related balances were recalculated according to the Plan’s terms and conditions, in accordance with the measures necessary for its implementation and booked as non-current liabilities.

	06/30/2018	Contractual maturity
		Principal	Interest
Collateralized claims	3,462,543
BNDES	3,462,543	Mar 2024 to Feb 2033	Monthly
Restructuring I	14,696,036
Local currency	8,428,455
Debentures (I)	6,622,265	Aug 2023 to Feb 2035	Semiannual
Other	1,806,190	Aug 2023 to Feb 2035	Semiannual
Foreign currency	6,267,581
Local currency Financial Institution	53,594	Jan 2019 to Dec 2033	Monthly
Overall Offer	207,034
Local currency	207,034	Feb 2038 to Feb 2042	Single installment
Subtotal	18,419,207
Incurred debt issuance cost	(2,414)
Fair value adjustment (*)	(9,379,052)
Total	9,037,741
Current	298,816
Non-current	8,738,925

Schedule of debt

Debt issuance costs by type

06/30/2018
Financial institutions	2,414
Total	2,414
Current	—
Non-current	2,414

Debt breakdown per currency

06/30/2018
US dollar	1,917,768
Brazilian reais	7,119,973
Total	9,037,741

Debt breakdown per index

	Index/rate	06/30/2018
Fixed rate	1.75% p.a.–10.00% p.a.	1,917,768
CDI	80% CDI–5.2% p.a.	3,594,806
TJLP	2.95% p.a. + TJLP	3,461,244
INPC	2.43% p.a.	53,594
TR	0%	10,329
Total		9,037,741

The following table sets forth for each series of outstanding debentures the aggregate amount of the claims for such series recognized by the RJ Court.

	2017	2016
	(in millions of reais)
The Company 8th issuance	2,515	2,515
The Company 10th issuance	1,549	1,549
Telemar 2nd issuance	55	55

Long-term debt maturity

Long-term debt maturity schedule and debt issuance costs allocation schedule

	Long-term debt	Debt issuance cost
	06/30/2018
2019	1,795	281
2020	3,530	187
2021	3,530	187
2022	3,530	187
2023 and following years	18,108,004	1,572
Total	18,120,419	2,414